Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 51,489	$ 49,230	$ 191,433	$ 258,435	$ 300,579
Direct Advertising Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	47,798	45,085	175,937	241,471	283,280
General and Administrative Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	881	723	3,178	4,534	4,684
Corporate Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 2,810	$ 3,422	$ 12,318	$ 12,430	$ 12,615